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                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS
                                 (the "Company")


                          The Government Cash Portfolio
                          The Tax-Exempt Cash Portfolio
                         The Core Fixed Income Porfolio
                         The Muni Intermediate Portfolio
                          The New Jersey Muni Portfolio


                     Supplement dated September 10, 1997 to
                       Prospectus dated February 27, 1997



                  Effective September 10, 1997, ICC Distributors, Inc. ("ICC"), with principal offices located at 1 South Street, Baltimore, Maryland 21202, will serve as principal underwriter and distributor of shares of the Portfolios.

                  The Intermediate Government Portfolio has been renamed the Core Fixed Income Portfolio.

                  The following paragraph replaces the second to last paragraph under the heading "Reverse Repurchase Agreements" on page twelve of the
Prospectus:

                  The Government Cash and Core Fixed Income Portfolios are each permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

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                             THE GLENMEDE FUND, INC.
                                 (the "Company")

                              The Equity Portfolio
                           The International Portfolio
                    The Small Capitalization Equity Portfolio
                          The Large Cap Value Portfolio

                     Supplement dated September 10, 1997 to
                       Prospectus dated February 27, 1997



                  Effective September 10, 1997, ICC Distributors, Inc. ("ICC"), with principal offices located at 1 South Street, Baltimore, Maryland 21202, will serve as principal underwriter and distributor of shares of the Portfolios.


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                             THE GLENMEDE FUND, INC.
                                 (the "Company")

                    The Institutional International Portfolio

                     Supplement dated September 10, 1997 to
                       Prospectus dated February 27, 1997



                  Effective September 10, 1997, ICC Distributors, Inc. ("ICC"), with principal offices located at 1 South Street, Baltimore, Maryland 21202, will serve as principal underwriter and distributor of shares of the Portfolio.


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                             THE GLENMEDE FUND, INC.
                                 (the "Company")

                         The Emerging Markets Portfolio

                     Supplement dated September 10, 1997 to
                       Prospectus dated February 27, 1997



                  Effective September 10, 1997, ICC Distributors, Inc. ("ICC"), with principal offices located at 1 South Street, Baltimore, Maryland 21202, will serve as principal underwriter and distributor of shares of the Portfolio.

                  The following paragraph replaces the second to last paragraph under the heading "Reverse Repurchase Agreements" on page six of the Prospectus:

                  The Portfolio is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.